Summary of Significant of Accounting Policies - Additional Information (Detail) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥) Segment ¥ / shares	Dec. 31, 2025 USD ($) Segment	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($) $ / shares
Advertising and promotional expenses	¥ 201,880	$ 28,868	¥ 188,790	¥ 127,790
Number of reportable segments	2	2
Cash and cash equivalents, restricted cash and short-term investments	¥ 1,516,152				$ 216,807
Depreciation Rate Of Foreign Currency Exchange	4.19%	4.19%	2.81%	2.94%
Revenues recognized	¥ 1,150,444	$ 164,511	¥ 806,877	¥ 669,503
Deferred Revenue, Revenue Recognized	142,763	20,415	101,566	106,333
Contract liabilities	292,211		306,204		$ 41,786
Internet Business [Member]
Revenues recognized	615,281	87,984	517,188	450,134
At a Point in Time [Member] | Internet Business [Member]
Revenues recognized	264,241	37,786	199,594	151,236
At Over Time [Member] | Internet Business [Member]
Revenues recognized	¥ 351,040	$ 50,198	317,594	298,898
PRC
Cash and cash equivalents, restricted cash and short-term investments held percentage	41.50%	41.50%
Revenues recognized	¥ 443,202	$ 63,377	¥ 346,808	¥ 343,119
Non-PRC
Cash and cash equivalents, restricted cash and short-term investments held percentage	58.50%	58.50%
Third-party advertising agents | Total Revenue [Member]
Concentration risk percentage	21.00%	21.00%	10.00%	13.00%
Cross Currency Interest Rate Contract [Member]
Noon buying rate | (per share)	¥ 6.9931				$ 1